Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense were as follows for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Current:
State	$—	$148	$108
	$—	$148	$108
Deferred:
Federal	$1,537	$—	$—
State	153	—	—
	1,690	—	—
Income tax expense	$1,690	$148	$108

Schedule of Effective Income Tax Rate Reconciliation
The following reconciles the income tax expense included in the consolidated statements of operations with the income tax expense that would result from the application of the statutory federal tax rate:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Loss before income taxes	$(10,258)	$(15,041)	$(14,712)

Income tax expense (benefit) at federal statutory rate	(3,590)	(5,264)	(5,149)
Net loss prior to transaction	(1,545)	5,264	5,149
Net loss before income taxes attributable to noncontrolling interest	6,584	—	—
State income taxes, net of federal benefit	153	148	108
Nondeductible expenses	88	—	—
Effect of change in federal statutory rate	1,941	—	—
Change in valuation allowance	(1,941)	—	—
Income tax expense	$1,690	$148	$108

Schedule of Deferred Tax Balances
The components of the Company’s deferred tax balances were as follows for the periods indicated:

	December 31,
	2017	2016
	(In thousands)
Deferred tax assets:
Deferred stock-based compensation	$232	$—
Net operating loss carryforward	4,350	—
Other	30	—
Total deferred tax assets	4,612	—
Less: Valuation allowance	(2,912)	—
Net deferred tax assets	$1,700	$—

Deferred tax liabilities:
Investment in Rosehill Operating	$(1,700)	$—
State deferred tax liability	(153)	—
Total deferred tax liabilities	(1,853)	—
Net deferred tax liabilities	$(153)	$—